Related Party Balances and Transactions (Details) - Schedule of related party transactions - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Schedule of Related Party Transactions [Abstract]
Raw material sold to Ochem	$ 113	$ 11	$ 406	$ 11